Payroll, staff and employee benefits obligations - Payroll and staff (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) employee	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee
Personnel expenses
Wages and salaries (including social charges) | $	$ 9,207	$ 8,908	$ 8,922
Group employees
TOTAL	101,309	105,476	107,776
France
Group employees
Management	13,903	14,016	13,848
Other	21,232	21,886	22,831
International
Group employees
Management	17,346	17,102	16,821
Other	48,828	52,472	54,276